SCHEDULE OF STOCK OPTION TRANSACTIONS (Details) - $ / shares	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Equity [Abstract]
Number of options, beginning balance	84,583	37,917	39,003
Weighted average exercise price, beginning balance	$ 13.26	$ 19.51	$ 18.75
Cancelled		(8,334)	(1,086)
Weighted average exercise price, cancelled		$ 17.34	$ 23.70
Granted	3,333	55,000	0
Weighted average exercise price, granted		$ 10.51
Number of options, Ending balance	81,250	84,583	37,917
Weighted average exercise price, ending balance	$ 13.74	$ 13.26	$ 19.51
Exercisable	81,250	83,333
Weighted average exercise price, exercisable	$ 74	$ 13.42
Cancelled		(8,334)
Weighted average exercise price, cancelled	$ 10.66	$ 17.34
Granted	(3,333)	(55,000)	0